ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule Of Accounts Payable And Accrued Liabilities (Parenthetical) (Detail) - CNY (¥)	Sep. 30, 2022	Sep. 30, 2021
Accrued Liabilities, Current [Abstract]
Due to a rental service company	¥ 0	¥ 603,884,000
Capital lease payable and other financing payable	¥ 0